Offering Costs	5 Months Ended
Jun. 03, 2014
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Offering Costs

NOTE 4—OFFERING COSTS

Offering costs for the Managed Futures Fund will be amortized over a twelve month period on a straight-line basis. The Sponsor will not charge its fee in the first year of operation of the Managed Futures Fund in an amount equal to the offering costs. The Sponsor will reimburse the Managed Futures Fund to the extent that its offering costs exceed 0.75% of its average daily NAV for the first year of operations. At June 3, 2014, payable for offering costs is reflected in the Statement of Financial Condition for the Fund.